Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	¥ 3,888,346
Deconsolidation of subsidiaries (Note 4)	(62,199)
Ending Balance	¥ 3,826,147	$ 554,739